                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [ ]; Amendment Number: _________________
   This Amendment (Check only one):            [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Harvey P. Eisen
Address:    100 South Bedford Road
            Mt. Kisco, New York 10549

Form 13F File Number:  28-05211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Harvey P. Eisen
Title:
Phone:      (914) 242-5730

Signature, Place, and Date of Signing:

/s/ Harvey P. Eisen             Mt. Kisco, New York            August 3, 2005
---------------------           -------------------            ---------------
     [Signature]                   [City, State]                   [Date]

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

Form 13F File Number:  28-05209
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Name Bedford Oak Advisors, LLC
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